Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 58,000	$ 174,322,000	$ (11,000)	$ (86,475,000)	$ 87,894,000
Balance (in shares) at Dec. 31, 2018	21,018,919
Stock-based compensation	$ 0	416,000	0	0	416,000
Exercise of options and restricted stock units	$ 0	74,000	0	0	74,000
Exercise of options and restricted stock units (in shares)	94,147
Unrealized gain (loss) on marketable debt securities	$ 0	0	36,000	0	36,000
Net loss	0	0	0	(3,492,000)	(3,492,000)
Balance at Mar. 31, 2019	$ 58,000	174,812,000	25,000	(89,967,000)	84,928,000
Balance (in shares) at Mar. 31, 2019	21,113,066
Balance at Dec. 31, 2018	$ 58,000	174,322,000	(11,000)	(86,475,000)	87,894,000
Balance (in shares) at Dec. 31, 2018	21,018,919
Unrealized gain (loss) on marketable debt securities					52,000
Net loss					(7,661,000)
Balance at Jun. 30, 2019	$ 58,000	175,424,000	41,000	(94,136,000)	81,387,000
Balance (in shares) at Jun. 30, 2019	21,121,337
Balance at Mar. 31, 2019	$ 58,000	174,812,000	25,000	(89,967,000)	84,928,000
Balance (in shares) at Mar. 31, 2019	21,113,066
Stock-based compensation	$ 0	591,000	0	0	591,000
Exercise of options and restricted stock units	$ 0	21,000	0	0	21,000
Exercise of options and restricted stock units (in shares)	8,271
Unrealized gain (loss) on marketable debt securities	$ 0	0	16,000	0	16,000
Net loss	0	0	0	(4,169,000)	(4,169,000)
Balance at Jun. 30, 2019	$ 58,000	175,424,000	41,000	(94,136,000)	81,387,000
Balance (in shares) at Jun. 30, 2019	21,121,337
Balance at Dec. 31, 2019	$ 58,000	176,696,000	35,000	(106,936,000)	69,853,000
Balance (in shares) at Dec. 31, 2019	21,139,385
Stock-based compensation	$ 0	515,000	0	0	515,000
Exercise of options and restricted stock units	$ 0	61,000	0	0	61,000
Exercise of options and restricted stock units (in shares)	13,781
Unrealized gain (loss) on marketable debt securities	$ 0	0	(262,000)	0	(262,000)
Net loss	0	0	0	(6,063,000)	(6,063,000)
Balance at Mar. 31, 2020	$ 58,000	177,272,000	(227,000)	(112,999,000)	64,104,000
Balance (in shares) at Mar. 31, 2020	21,153,166
Balance at Dec. 31, 2019	$ 58,000	176,696,000	35,000	(106,936,000)	$ 69,853,000
Balance (in shares) at Dec. 31, 2019	21,139,385
Exercise of options and restricted stock units (in shares)					2,781
Issuance of common stock upon stock option exercises					$ 61,000
Unrealized gain (loss) on marketable debt securities					463,000
Net loss					(11,589,000)
Balance at Jun. 30, 2020	$ 58,000	177,853,000	498,000	118,525,000	59,884,000
Balance (in shares) at Jun. 30, 2020	21,153,166
Balance at Mar. 31, 2020	$ 58,000	177,272,000	(227,000)	(112,999,000)	64,104,000
Balance (in shares) at Mar. 31, 2020	21,153,166
Stock-based compensation	$ 0	581,000	0	0	581,000
Unrealized gain (loss) on marketable debt securities	0	0	725,000	0	725,000
Net loss	0	0	0	(5,526,000)	(5,526,000)
Balance at Jun. 30, 2020	$ 58,000	$ 177,853,000	$ 498,000	$ 118,525,000	$ 59,884,000
Balance (in shares) at Jun. 30, 2020	21,153,166